Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended
		Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other accrued liabilities recorded as current	[1]			¥ 43,989	$ 6,741	¥ 22,426
Other accrued liabilities recorded as noncurrent	[1]			33,558	5,143
Other Current Liabilities [member]
Other accrued liabilities recorded as current				10,083	1,545
Other Noncurrent Liabilities [member]
Other accrued liabilities recorded as noncurrent				¥ 33,558	$ 5,143
ADS Reimbursement [member]
Reimbursement received from the depository for the establishment and maintenance of the ADS program		¥ 48,734	$ 7,469

[1]	In July 2020, the Company received a reimbursement of US$7,469 (equivalent to RMB48,734) from the depository for the establishment and maintenance of the ADS program (“ADS Reimbursement”). As of December 31, 2020, RMB10,083 (US$1,545) and RMB33,558 (US$5,143) were included in the current portion and non-current portion of accrued expenses and other liabilities, respectively. The ADS Reimbursement will be released to the consolidated statements of comprehensive loss in equal amounts over the ADS program term.